VSRM Transaction - Narrative (FY) (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 14, 2022	Oct. 13, 2022	Oct. 12, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Asset acquisition debt not transferred		$ 8,900,000
Asset acquisition tax liability not transferred		9,400,000
Asset purchase agreement purchase price	$ 38,200,000
Operating loss carry forwards, net of tax		9,400,000
Gain or loss on sale of business						$ 8,910,000
VSRM
Business Acquisition [Line Items]
Ownership percentage	50.00%
Accounts receivable	$ 4,300,000
Current liabilities	5,800,000
Cash	271,000
Asset purchase agreement purchase price paid in cash	32,800,000
Asset purchase agreement purchase price paid in the form of the buyer's stock	3,800,000
Cash held back by buyer	(75,000)
Fair value of equity interest prior to acquisition			$ 10,600,000
VSRM | Promissory Note
Business Acquisition [Line Items]
Payments to acquire interest in venture	$ 9,700,000
Domestic
Business Acquisition [Line Items]
Net operating loss carryforwards		12,500,000
State
Business Acquisition [Line Items]
Net operating loss carryforwards		$ 14,800,000		$ 107,200,000	$ 107,200,000
Sycamore Specialty Underwriters | VSRM
Business Acquisition [Line Items]
Net asset transferred, fair value				0
Promissory note assumed as part of contribution of business				1,000,000
Sycamore Specialty Underwriters | VSRM | Vice President [Member]
Business Acquisition [Line Items]
Purchase price amount				1,000	1,000
Gain or loss on sale of business				$ 0
Venture
Business Acquisition [Line Items]
Percentage of ownership interest purchased	50.00%	50.00%	50.00%
Payments to acquire interest in venture		$ 9,700,000
Settled the note with cash received from sale of Security & Alarm Business		5,900,000
Form of stock from the buyer of the Security & Alarm Business		3,800,000
Revaluation gain on step acquisition		$ 8,810,000
Ownership percentage		100.00%
Accounts receivable		$ 4,604,000
Cash		3,921,000
Venture | Promissory Note
Business Acquisition [Line Items]
Payments to acquire interest in venture		$ 9,700,000
Venture | Asset Purchase Agreement
Business Acquisition [Line Items]
Non-operating gains, net of taxes generated					$ 8,800,000
Sycamore Specialty Underwriters | VSRM | Vice President [Member]
Business Acquisition [Line Items]
Percentage of ownership interest purchased				50.00%	50.00%